Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Market Index Fund
Class Name	Fidelity® Total Market Index Fund
Trading Symbol	FSKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 142,264,329,109
Holdings Count | shares	3,755
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$142,264,329,109
Number of Holdings	3,755
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.8 Financials 12.6 Health Care 9.9 Industrials 9.4 Consumer Discretionary 9.1 Communication Services 8.9 Consumer Staples 4.3 Energy 3.6 Real Estate 2.2 Materials 2.1 Utilities 2.0 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.7 Switzerland 0.2 Netherlands 0.1 United Kingdom 0.0 Korea (South) 0.0 Puerto Rico 0.0 Canada 0.0 Thailand 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Switzerland - 0.2 Netherlands - 0.1 United Kingdom - 0.0 Korea (South) - 0.0 Puerto Rico - 0.0 Canada - 0.0 Thailand - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Apple Inc 6.4 Microsoft Corp 5.2 Amazon.com Inc 3.4 Alphabet Inc Class A 2.8 Broadcom Inc 2.5 Alphabet Inc Class C 2.1 Meta Platforms Inc Class A 1.7 Micron Technology Inc 1.6 Tesla Inc 1.4 34.4
Fidelity Series Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Total Market Index Fund
Class Name	Fidelity® Series Total Market Index Fund
Trading Symbol	FCFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 115,595,652,942
Holdings Count | shares	3,822
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$115,595,652,942
Number of Holdings	3,822
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.9 Financials 12.6 Health Care 9.9 Industrials 9.4 Consumer Discretionary 9.1 Communication Services 8.9 Consumer Staples 4.3 Energy 3.6 Real Estate 2.2 Materials 2.1 Utilities 2.0 Common Stocks 100.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 99.7 Switzerland 0.2 Netherlands 0.1 United Kingdom 0.0 Korea (South) 0.0 Puerto Rico 0.0 Canada 0.0 Thailand 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Switzerland - 0.2 Netherlands - 0.1 United Kingdom - 0.0 Korea (South) - 0.0 Puerto Rico - 0.0 Canada - 0.0 Thailand - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Apple Inc 6.4 Microsoft Corp 5.2 Amazon.com Inc 3.4 Alphabet Inc Class A 2.8 Broadcom Inc 2.5 Alphabet Inc Class C 2.1 Meta Platforms Inc Class A 1.7 Micron Technology Inc 1.6 Tesla Inc 1.4 34.4
Fidelity International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Index Fund
Class Name	Fidelity® International Index Fund
Trading Symbol	FSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 88,448,102,009
Holdings Count | shares	668
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$88,448,102,009
Number of Holdings	668
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.2 Industrials 18.8 Information Technology 10.3 Health Care 10.1 Consumer Discretionary 8.3 Consumer Staples 6.4 Materials 6.2 Communication Services 3.8 Energy 3.8 Utilities 3.6 Real Estate 1.4 Common Stocks 98.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 Japan 23.6 United Kingdom 10.9 Germany 8.7 United States 8.4 France 8.2 Australia 7.3 Switzerland 6.0 Netherlands 5.1 Spain 3.9 Others 17.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 23.6 United Kingdom - 10.9 Germany - 8.7 United States - 8.4 France - 8.2 Australia - 7.3 Switzerland - 6.0 Netherlands - 5.1 Spain - 3.9 Others - 17.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.9 HSBC Holdings PLC 1.7 Roche Holding AG 1.4 Novartis AG 1.2 Shell PLC 1.2 Nestle SA 1.1 Astrazeneca PLC 1.1 Mitsubishi UFJ Financial Group Inc 1.1 Siemens AG 1.1 BHP Group Ltd 1.1 13.9
Fidelity Flex 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® 500 Index Fund
Class Name	Fidelity Flex® 500 Index Fund
Trading Symbol	FDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 9,433,210,877
Holdings Count | shares	507
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$9,433,210,877
Number of Holdings	507
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.9 Financials 12.1 Communication Services 9.3 Health Care 9.2 Consumer Discretionary 8.9 Industrials 8.5 Consumer Staples 4.4 Energy 3.5 Materials 2.0 Utilities 1.9 Real Estate 1.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 99.7 Switzerland 0.1 Netherlands 0.1 Australia 0.1 United Kingdom 0.0 Korea (South) 0.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Switzerland - 0.1 Netherlands - 0.1 Australia - 0.1 United Kingdom - 0.0 Korea (South) - 0.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Apple Inc 6.9 Microsoft Corp 5.7 Amazon.com Inc 3.8 Alphabet Inc Class A 3.0 Broadcom Inc 2.7 Alphabet Inc Class C 2.3 Meta Platforms Inc Class A 1.9 Micron Technology Inc 1.6 Tesla Inc 1.5 37.4
Fidelity Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Extended Market Index Fund
Class Name	Fidelity® Extended Market Index Fund
Trading Symbol	FSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 40,082,805,898
Holdings Count | shares	3,359
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$40,082,805,898
Number of Holdings	3,359
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 19.0 Industrials 18.8 Financials 15.5 Health Care 14.9 Consumer Discretionary 8.9 Real Estate 5.1 Energy 5.0 Materials 4.2 Communication Services 4.0 Consumer Staples 2.5 Utilities 1.9 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.9 United Kingdom 0.4 Korea (South) 0.3 Puerto Rico 0.3 Canada 0.2 Thailand 0.2 Bermuda 0.2 Switzerland 0.1 Sweden 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 United Kingdom - 0.4 Korea (South) - 0.3 Puerto Rico - 0.3 Canada - 0.2 Thailand - 0.2 Bermuda - 0.2 Switzerland - 0.1 Sweden - 0.1 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Snowflake Inc 1.5 Cloudflare Inc Class A 1.2 Space Exploration Technologies Corp Class A 1.0 Cheniere Energy Inc 0.8 Bloom Energy Corp Class A 0.8 Natera Inc 0.7 Strategy Inc Class A 0.6 Revolution Medicines Inc 0.6 Astera Labs Inc 0.6 Credo Technology Group Holding Ltd 0.4 8.2
Fidelity 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® 500 Index Fund
Class Name	Fidelity® 500 Index Fund
Trading Symbol	FXAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 859,316,281,098
Holdings Count | shares	507
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$859,316,281,098
Number of Holdings	507
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.9 Financials 12.3 Communication Services 9.5 Health Care 9.3 Consumer Discretionary 9.1 Industrials 8.3 Consumer Staples 4.5 Energy 3.5 Utilities 2.0 Materials 1.8 Real Estate 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.8 Switzerland 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Switzerland - 0.1 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Apple Inc 7.0 Microsoft Corp 5.7 Amazon.com Inc 3.8 Alphabet Inc Class A 3.1 Broadcom Inc 2.6 Alphabet Inc Class C 2.4 Meta Platforms Inc Class A 1.9 Micron Technology Inc 1.6 Tesla Inc 1.6 37.9
Fidelity Flex Large Cap Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Large Cap Focused Index Fund
Class Name	Fidelity Flex® Large Cap Focused Index Fund
Trading Symbol	FXLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Large Cap Focused Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Large Cap Focused Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 402,799,157
Holdings Count | shares	186
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$402,799,157
Number of Holdings	186
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Financials 11.5 Communication Services 9.3 Health Care 8.9 Consumer Discretionary 8.8 Industrials 8.3 Consumer Staples 4.4 Energy 3.4 Materials 2.0 Utilities 1.9 Real Estate 1.6 Common Stocks 96.2 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 99.8 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 7.0 Microsoft Corp 5.1 Amazon.com Inc 3.4 Broadcom Inc 2.8 Alphabet Inc Class A 2.7 Alphabet Inc Class C 2.5 Tesla Inc 1.7 JPMorgan Chase & Co 1.6 Advanced Micro Devices Inc 1.6 35.9